FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 57,994	SFr 85,556
Available-for-sale Securities, Debt Securities	607	1,006
Loans	11,408	12,662
Other assets	8,373	10,402
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,594	10,715
Short-term borrowings	10,740	11,333
Long-term debt	70,976	70,331
Other liabilities	7,780	7,891
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	21,441
Loans	277,137	280,568
Other assets	155,266	114,543
Financial liabilities
Due to banks and deposits	402,589	396,867
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	16,818
Short-term borrowings	10,128	17,052
Long-term debt	90,111	81,674
Other liabilities	16,012	15,867
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	21,441
Loans	287,194	289,899
Other assets	155,290	114,545
Financial liabilities
Due to banks and deposits	402,624	396,872
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	16,818
Short-term borrowings	10,128	17,052
Long-term debt	93,214	84,141
Other liabilities	15,979	15,873
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	138,672	101,600
Financial liabilities
Due to banks and deposits	234,700	189,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	21,441
Loans	272,660	278,337
Other assets	16,315	12,225
Financial liabilities
Due to banks and deposits	167,924	207,453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	16,818
Short-term borrowings	10,128	17,052
Long-term debt	90,897	83,018
Other liabilities	15,567	15,705
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	14,534	11,562
Other assets	303	720
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	2,317	1,123
Other liabilities	412	168
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Available-for-sale Securities, Debt Securities	605	1,004
Loans	11,408	12,661
Other assets	8,373	10,402
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,688	10,823
Short-term borrowings	10,740	11,333
Long-term debt	70,243	69,406
Other liabilities	7,756	7,869
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	21,441
Loans	285,570	287,815
Other assets	154,441	114,267
Financial liabilities
Due to banks and deposits	403,704	398,032
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	16,818
Short-term borrowings	10,568	17,536
Long-term debt	90,035	81,593
Other liabilities	16,131	16,508
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	21,441
Loans	295,631	297,137
Other assets	154,464	114,253
Financial liabilities
Due to banks and deposits	403,739	398,037
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	16,818
Short-term borrowings	10,569	17,536
Long-term debt	93,033	84,204
Other liabilities	16,097	16,511
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	137,763	100,765
Financial liabilities
Due to banks and deposits	235,477	190,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	21,441
Loans	281,097	285,575
Other assets	16,399	12,769
Financial liabilities
Due to banks and deposits	168,262	207,786
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	16,818
Short-term borrowings	10,569	17,536
Long-term debt	90,716	83,081
Other liabilities	15,694	16,343
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	14,534	11,562
Other assets	302	719
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	2,317	1,123
Other liabilities	SFr 403	SFr 168